Goodwill and Other Intangibles - Intangible Assets (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Intangible assets
Amortization expense related to finite-lived intangible assets		$ 817,000,000	$ 795,000,000	$ 611,000,000
Anticipated annual amortization expenses
2018		817,000,000
2019		771,000,000
2020		600,000,000
2021		539,000,000
2022		494,000,000
Finite-Lived Intangible Assets
Intangible assets, accumulated amortization		(6,299,000,000)	(5,495,000,000)
Intangible assets, gross carrying amount		19,929,000,000	19,006,000,000
Intangible assets, net carrying amount		$ 13,630,000,000	13,511,000,000
Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		15 years 4 months 24 days
Customer contracts and relationships and covenants not to compete
Finite-Lived Intangible Assets
Gross Carrying Amount		$ 12,341,000,000	11,485,000,000
Intangible assets, accumulated amortization		(5,536,000,000)	(4,802,000,000)
Net Carrying Amount		$ 6,805,000,000	6,683,000,000
Customer contracts and relationships and covenants not to compete | Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		15 years 3 months 18 days
Favorable leases and other
Finite-Lived Intangible Assets
Gross Carrying Amount		$ 1,190,000,000	1,123,000,000
Intangible assets, accumulated amortization		(763,000,000)	(693,000,000)
Net Carrying Amount		$ 427,000,000	430,000,000
Favorable leases and other | Weighted Average
Intangible assets
Finite-Lived intangible asset, useful life (in years)		16 years 2 months 12 days
Trademarks (indefinitely-lived)
Intangible assets
Impairment of intangible assets, indefinite-lived	$ 0
Finite-Lived Intangible Assets
Indefinite-lived intangible assets		$ 6,398,000,000	$ 6,398,000,000